Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interests
Redeemable Non-Controlling Interests
In July 2014, the Company and Riverwood entered into a purchase and sale agreement in which the Company acquired Riverwood’s interest in ALOG and approximate 10% of ALOG owned by ALOG management, which resulted in the Company owning 100% of ALOG (See Note 2). The Company did not have redeemable non-controlling interests as of December 31, 2015 and 2016.
The following table provides a summary of the activities of the Company’s redeemable non-controlling interests (in thousands):

Balance as of December 31, 2013	$123,902
Net loss attributable to redeemable non-controlling interest	(1,179)
Other comprehensive income attributable to redeemable non-controlling interests	1,810
Increase in redemption value of non-controlling interests	90,913
Impact of foreign currency translation	1,724
Exercise of vested and outstanding ALOG stock options	8,459
Purchase price of redeemable non-controlling interests	(225,629)
Balances as of December 31, 2014	$—